Ordinary Shares	12 Months Ended
Dec. 31, 2025
Ordinary Shares [Abstract]
ORDINARY SHARES

22. ORDINARY SHARES

The Company is authorized to issue a total of 100,000,000 Class A ordinary shares of a par value of US$0.0001 each and a total of 400,000,000 Class B ordinary shares of a par value of US$0.0001 each. Each Class A ordinary share is entitled to twenty-five votes; and each Class B ordinary share is entitled to one vote. Each Class A ordinary share is convertible into one Class B ordinary share at any time at the option of holder of such Class A ordinary share. Class B ordinary share is not convertible into any Class A ordinary share.

In October 2023, the performance condition of delivering 12 vehicles is achieved and the Earnout Shares of 3,635,001 Class A ordinary shares was issued to Muse Limited accordingly. See Note 20 for details.

In April 2023, the Company issued 1,000 Class B ordinary shares for exercise of warrants for the exercise price of US$11.50 per share. In December 2023, the Company issued 2,378,171 Class B ordinary shares of a par value of US$0.0001 each to a shareholder.

On July 31, 2025, the Company issued 84,134 Class B ordinary shares to Sara International Holdings Ltd. (“Sara”) pursuant to a Share Issuance Agreement to settle an outstanding payable to Sara with a principal amount of US$98,865. Based on the closing price of the Company’s ordinary shares on July 31, 2025, the Company recognized a loss of US$18,081 in connection with the settlement of this liability through the issuance of equity.

On August 5, 2025, the Company issued an aggregate of 1,851,852 Class B ordinary shares to two investors, Zhu Li and Shi Zhengjian, consisting of 345,679 and 1,506,173 shares, respectively. The Company received gross proceeds of $140,000 and $610,000 from the respective investors.

On September 18, 2025, the Company issued 5,181,250 Class B ordinary shares to acquire 1,745 ordinary shares of Aitos, representing approximately 16.58% of Aitos’s issued and outstanding share capital. See Note 7 for further details.

During the year ended December 31, 2025, the Company granted an aggregate of 51,487,074 Class B ordinary shares to 17 active employees and five independent directors under share-based compensation arrangements. As of December 31, 2025, 21,166,544 shares had vested and been issued. See Note 20 for further details.

During the year ended December 31, 2025, the Company granted an aggregate of 7,601,103 Class B ordinary shares to five external consultants under share-based compensation arrangements. As of December 31, 2025, 5,016,727 shares had vested and been issued. See Note 20 for further details.

During the year ended December 31, 2025, the Company issued an aggregate of 45,193,240 Class B ordinary shares to former employees and other external service providers in consideration for services rendered or in settlement of outstanding obligations. See Note 20 for further details.

As of December 31, 2025 and 2024, 36,350,011 Class A ordinary shares were issued and outstanding, 334,343,429 and 255,849,682 Class B ordinary shares were issued and outstanding.

Increase in share capital

Effective October 23, 2025, the Group increased its authorized share capital from US$50,000 divided into 500,000,000 shares, comprising (i) 100,000,000 Class A ordinary shares with a par value of US$0.0001 per share and (ii) 400,000,000 Class B ordinary shares with a par value of US$0.0001 per share, to US$400,000 divided into 4,000,000,000 shares, comprising (i) 500,000,000 Class A ordinary shares and (ii) 3,500,000,000 Class B ordinary shares, each with a par value of US$0.0001 per share.

Equity Purchase Facility

On December 11, 2025, the Group entered into an Equity Purchase Facility Agreement (the “EPFA”) with SZOP Opportunities I LLC (“SZOP”), pursuant to which the Group has the right, but not the obligation, to sell up to US$100.0 million of its newly issued Class B ordinary shares to SZOP over the term of the EPFA.

Under the EPFA, the Group may, at its sole discretion and subject to the terms and conditions set forth therein, deliver advance notices to require SZOP to purchase specified amounts of shares (each, an “Advance”), subject to a maximum advance amount per notice. There is no minimum usage requirement and no commitment or non-usage fee. The EPFA limits SZOP’s beneficial ownership to 4.99% of the Group’s outstanding Class B ordinary shares (or voting power), which may be increased or decreased by SZOP upon 61 days’ prior notice, up to a maximum of 9.99%.

The Group is restricted from entering into certain variable rate transactions during the term of the EPFA and is subject to limitations on additional equity issuances during the defined restricted period, including providing SZOP participation rights in certain subsequent placements. As of the issuance of the consolidated financial statements, no shares had been issued under the EPFA.